Revenue information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue information
Revenue information
16.	Revenue information

Revenues are disaggregated as follow:

Major products/services lines:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Sales of goods revenues	858,080	1,264,263
Automotive computing platform	608,078	1,053,901
SoC Core Modules	188,338	200,255
Automotive merchandise and other products	61,664	10,107
Software license revenues	78,995	215,641
Service revenues	376,917	237,533
Automotive computing Platform – Design and development service	241,090	119,291
Connectivity service	107,949	99,508
Other services	27,878	18,734
Total revenues	1,313,992	1,717,437

Timing of revenue recognition:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Point in time	1,206,043	1,617,929
Over time	107,949	99,508
Total revenues	1,313,992	1,717,437

For the six months ended June 30, 2022 and 2023, 98.9% and 98.3% of the Group’s revenues were generated in the PRC.

Contract liabilities

Contract liabilities consisted of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Current liabilities - third parties	4,706	6,073
Current liabilities - related parties	316,667	386,344
Non-current liabilities - third parties	70	12
Non-current liabilities - related parties	282,080	203,976
Contract liabilities, current and non-current	603,523	596,405

The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the period was RMB107,949 and RMB101,443 for the six months ended June 30, 2022 and 2023, respectively.

As of December 31, 2022 and June 30, 2023, the aggregated amounts of the transaction price allocated to the remaining performance obligation under the Group’s existing contracts is RMB603,523 and RMB596,405, respectively.

The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original duration of one year or less.

23.	Revenue information

Revenues are disaggregated as follow:

Major products/services lines:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of goods revenues	1,678,234	1,983,817	2,433,964
Automotive computing platform	1,265,227	1,423,548	1,690,569
SoC Core Modules	203,402	333,421	660,554
Automotive merchandise and other products	209,605	226,848	82,841
Software license revenues	71,297	261,265	404,469
Service revenues	491,532	533,981	723,561
Automotive computing Platform – Design and development service	297,801	306,358	468,770
Connectivity service	172,841	188,349	212,738
Other services	20,890	39,274	42,053
Total revenues	2,241,063	2,779,063	3,561,994

Timing of revenue recognition:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Point in time	2,068,222	2,590,714	3,349,256
Over time	172,841	188,349	212,738
Total revenues	2,241,063	2,779,063	3,561,994

For the years ended December 31, 2020, 2021 and 2022, 97.8%, 97.1% and 98.1% of the Group’s revenues were generated in the PRC.